11. INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in valuation allowance	$ 65,700	$ 100,900	$ (138,500)
Canada Revenue Agency [Member]
Operating loss carry-forwards	$ 3,200,000
Operating loss carry-forwards beginning expiration year	Dec. 31, 2014
Canadian oil and gas dedication pools	$ 7,400,000